Debt - Parenthetical (Details)	6 Months Ended
Jun. 30, 2013
Note payable, interest rate	5.00%
Subsequent Event
Note payable, maturity date	2023
Line of Credit | Subsequent Event
Term loan, due date	May 01, 2018
London Interbank Offered Rate (LIBOR) | Line of Credit
Term loan, interest rate	1.95%
Term loan, margin on LIBOR	1.75%